Group information - Consolidated Statement of Financial Position (Details) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of associates [line items]
Non-current assets	₨ 506,131	$ 6,671	₨ 399,734
Current assets	135,212	1,782	92,320
Non-current liabilities	413,691	5,453	366,517
Current liabilities	101,279	1,335	60,792
Equity attributable to equity holders of the parent	118,439	1,561	62,077
Attributable to:
Equity holders of the parent	126,373	1,666	64,745	₨ 78,848	₨ 81,844
Non-controlling interests (excluding liability for put options with non controlling interests)	7,934	105	₨ 2,668
RPPL
Disclosure of associates [line items]
Non-current assets	506,129	6,671
Current assets	124,603	1,642
Non-current liabilities	404,808	5,336
Current liabilities	97,596	1,286
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	4,064	54
Equity attributable to equity holders of the parent	124,264	1,638
Attributable to:
Equity holders of the parent	120,394	1,587
Non-controlling interests (excluding liability for put options with non controlling interests)	₨ 3,870	$ 51